OTHER OPERATING INCOME, NET - Summary of Details of Other income (expenses), net (Detail) (Parenthetical) - BRL (R$) R$ in Thousands				12 Months Ended
		Dec. 01, 2022	Nov. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income And Expense Net [line items]
Gains on disposals of investments	[1]			R$ 988,077
Cash transferred				322,255
Outcome of judicial settlement	[2]			R$ (396,818)
Rumo S.A. [member]
Other Operating Income And Expense Net [line items]
Proportion of ownership interest in subsidiary				80.00%
Gains on disposals of investments				R$ 955,584
Cash transferred			R$ 51,132
Outcome of judicial settlement			R$ 396,818
Payly Solucoes de Pagamentos SA [Member]
Other Operating Income And Expense Net [line items]
Gains on disposals of investments		R$ 32,493
Percentage of voting equity interests acquired		25.00%
Cash transferred		R$ 87,200

[1]	The disposal of 80% of the subsidiary Rumo’s stake in EPSA (see Note 1.2), generated a gain of R$955,584. Additionally, on December 1, 2022, Cosan acquired 25% of the minority interest in Payly Soluces de Pagamentos S.A. ("Payly") for R$87,200, becoming its sole shareholder, and, on the same day, sold all of its equity interest to Raízen S.A., for a financial result of R$32,493.
[2]	On November 22, 2022, the subsidiary Rumo signed an agreement to close a confidential arbitration procedure through the acquisition of all the shares of the Company Farovia S.A., with whom it was engaged in litigation and which it subsequently merged. The transaction involved a net cash payment of R$51,132 and the assumption of a bank debt totaling R$396,818.